Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income (Loss) Before Income Taxes	million loss; 2011: $100 million income). The components of income (loss) before income taxes are as follows:

	2013	2012	2011
Netherlands	205	(93)	(27)
Foreign	172	68	127

	377	(25)	100

Components of Provision for Income Taxes

The components of the provision for income taxes are as follows:

	2013	2012	2011
Current taxes:
Netherlands	(10)	(1)	(3)
Foreign	(17)	(20)	(29)

	(27)	(21)	(32)
Deferred taxes:
Netherlands	1	5	(10)
Foreign	6	15	21

	7	20	11

Total provision for income taxes	(20)	(1)	(21)

Reconciliation of Statutory Income Tax Rate

A reconciliation of the statutory income tax rate in the Netherlands as a percentage of income (loss) before income taxes and the effective income tax rate is as follows:

(in percentages)	2013	2012	2011
Statutory income tax in the Netherlands	25.0	25.0	25.0
Increase (reduction) in rate resulting from:
Rate differential local statutory rates versus statutory rate of the Netherlands	(3.4)	64.0	(15.7)
Net change in valuation allowance	5.3	(178.0)	12.7
Prior year adjustments	(0.8)	5.2	(2.0)
Non-taxable income	(1.1)	41.6	(10.8)
Non-tax-deductible expenses/losses	6.6	(69.6)	19.6
Other taxes and tax rate changes	2.3	18.2	(1.0)
Withholding taxes	0.8	(7.6)	6.9
Unrecognized tax benefits	0.8	(24.8)	(1.0)
Tax incentives	(30.2)	122.0	(12.7)

Effective tax rate	5.3%	(4.0)%	21.0%

Principal Components of Deferred Tax Assets and Liabilities

The principal components of deferred tax assets and liabilities are presented below:

	2013		2012
	Assets	Liabilities	Assets	Liabilities
Intangible assets	5	(160)	13	(200)
Property, plant and equipment	27	(36)	20	(33)
Inventories	2	—	2	—
Receivables	—	(1)	1	—
Other assets	1	—	3	(5)
Liabilities:
Pensions	36	(5)	42	(1)
Restructuring	27	—	46	—
Other	24	—	21	—
Long-term debt	—	(23)	1	(7)
Undistributed earnings of foreign subsidiaries	—	(31)	—	(27)
Tax loss carryforwards (including tax credit carryforwards)	686	—	659	—

Total gross deferred tax assets (liabilities)	808	(256)	808	(273)

Net deferred tax position	552		535
Valuation allowances	(607)		(589)

Net deferred tax assets (liabilities)	(55)		(54)

Expiration of Tax Loss Carryforwards

At December 31, 2013 tax loss carryforwards of $2,608 million will expire as follows:

	Balance December 31, 2013	Scheduled expiration

		2014	2015	2016	2017	2018	2019-2023	later	unlimited
Tax loss carryforwards	2,608	6	169	779	507	11	232	147	757

Expiration of Tax Credit Carryforwards

The Company also has tax credit carryforwards of $97 million, which are available to offset future tax, if any, and which will expire as follows:

	Balance December 31, 2013	Scheduled expiration

		2014	2015	2016	2017	2018	2019-2023	later	unlimited
Tax credit carryforwards	97	—	—	—	—	—	—	8	89

Classification of Deferred Tax Assets and Liabilities in Consolidated Balance Sheets

The classification of the deferred tax assets and liabilities in the Company’s consolidated balance sheets is as follows:

	2013	2012
Deferred tax assets within current assets	11	12
Deferred tax assets within other non-current assets	24	22
Deferred tax liabilities within accrued liabilities	(2)	(4)
Deferred tax liabilities within other non-current liabilities	(88)	(84)

	(55)	(54)

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012	2011
Balance as of January 1,	139	169	195
Increases from tax positions taken during prior periods	1	16	—
Decreases from tax positions taken during prior periods	(4)	(25)	(12)
Increases from tax positions taken during current period	7	2	10
Decreases relating to settlements with the tax authorities	—	(23)	(24)

Balance as of December 31,	143	139	169